Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000222147
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCT Thematic Equity Fund, Institutional Shares
Without Sales Load [Member] | C000222147
Average Annual Return [Line Items]
Average Annual Return, Percent		32.50%	10.75%	15.16%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.11%	10.85%	14.20%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).